Indemnification assets (Tables)	3 Months Ended
Mar. 31, 2020
Business Combinations1 [Abstract]
Summary of Indemnification Assets	Acquisitions

€m
Balance at January 1, 2020	35.4
Release of indemnification asset	(17.8)
Balance at March 31, 2020	17.6